Unaudited Condensed Interim Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current
Cash	$ 1,179,694	$ 1,913,742
Trade and other receivables (Note 3)	1,111,123	1,574,628
Prepaid expenses	665,446	173,504
Inventory (Note 4)	3,564,040	4,092,550
Advance to suppliers	675,561	155,852
Total current assets	7,195,864	7,910,276
Long term receivable	146,196	150,185
Right of use assets	811,966	887,137
Equipment	199,743	207,402
Intangible assets	7,481,391	6,987,531
Total assets	15,835,160	16,142,531
Current
Accounts payable and accrued liabilities	2,111,174	3,078,650
Deferred revenue		149,600
Lease obligations	294,359	303,788
Warrant liability (Note 6)	628,765	2,734,804
Total current liabilities	3,034,298	6,266,842
Lease obligations	543,944	635,217
Total liabilities	3,578,242	6,902,059
Shareholders’ equity
Share capital (Note 7)	79,626,690	73,312,866
Reserves (Note 7)	17,933,273	13,647,399
Accumulated other comprehensive loss	98,870	98,870
Deficit	(85,401,915)	(77,818,663)
Shareholders’ equity	12,256,918	9,240,472
Total liabilities and shareholders’ equity	$ 15,835,160	$ 16,142,531